Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Leases [Abstract]
Schedule of Future Minimum Rent Payments
The future minimum rent payments as of December 31, 2018, were as follows:

	Operating Leases	Capital Leases
Year	(in millions)
2019	$206	$30
2020	191	30
2021	166	30
2022	134	29
2023	119	29
Thereafter	865	164
Total minimum lease payments	$1,681	312
Less: amount representing interest		(87)
Present value of minimum lease payments		$225

Schedule of Rent Expense	Lease expense for operating leases was as follows:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Fixed	$225	$183	$224
Contingent	142	101	98
	$367	$284	$322

Supplemental balance sheet information related to leases
Supplemental balance sheet information related to leases as of June 30, 2019 was as follows:

(dollars in millions)
Operating leases:
Operating lease right-of-use assets	$891
Accounts payable, accrued expenses and other	131
Operating lease liabilities	1,066
Finance leases:
Property and equipment, net	$57
Current maturities of long-term debt	37
Long-term debt	223

Weighted average remaining lease term:
Operating leases	13.0 years
Finance leases	8.9 years

Weighted average discount rate:
Operating leases	3.74%
Finance leases	5.80%

Lease, Cost
The components of lease expense were as follows:

	Three Months Ended	Six Months Ended
	June 30, 2019	June 30, 2019
	(in millions)
Operating lease expense for fixed payments	$36	$73
Finance lease expense:
Amortization of ROU assets	8	16
Interest on lease liabilities	3	7
Variable lease expense(1)	52	82
____________
(1)
Includes amounts related to operating leases and interest payments on finance leases.

Supplemental cash flow information related to leases
Supplemental cash flow information related to leases for the six months ended June 30, 2019 was as follows:

(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$90
Financing cash flows from finance leases	21
ROU assets obtained in exchange for lease liabilities in non-cash transactions:
Operating leases	21
Finance leases	52

Schedule of Future Minimum Lease Payments
Our future minimum lease payments as of June 30, 2019 were as follows:

	Operating Leases	Finance Leases
Year	(in millions)
2019 (remaining)	$89	$26
2020	175	49
2021	161	40
2022	137	31
2023	122	30
Thereafter	872	166
Total minimum lease payments	1,556	342
Less: imputed interest	(359)	(82)
Total lease liabilities	$1,197	$260